Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2025
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2025	2024
Trade payables	602,901	253,290
Social security and other taxes	43,792	22,649
Accrued expenses	544,591	518,848
Total payables and accruals	1,191,284	794,787